PROPERTY AND EQUIPMENT, NET - Summary of Disposed Property and Equipment (Detail) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Property and equipment costs	¥ 68,428	¥ 874,059
Less: Accumulated depreciation	(42,012)	(419,835)
Property plant and equipment net	26,416	454,224
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment costs	45,548	620,354
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment costs	22,830	253,205
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment costs	¥ 50	¥ 500